Parent entity information - Statement of financial position (Detail) - AUD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of parent entity information [line items]
Total current assets	$ 4,934	$ 6,145
Total assets	6,061	21,585
Total current liabilities	14,053	25,797
Total liabilities	14,362	31,602
Equity:
Contributed equity	123,046	101,638	$ 97,452
Reserves	3,100	3,475	$ 3,681
Accumulated losses	(134,827)	(115,130)
Parent [member]
Disclosure of parent entity information [line items]
Total current assets	4,335	3,048
Total assets	5,462	18,488
Total current liabilities	13,754	25,529
Total liabilities	14,063	31,335
Equity:
Contributed equity	123,046	101,638
Other contributed equity	380	0
Reserves	3,873	4,225
Accumulated losses	(135,900)	(118,710)
Total deficit in equity	$ (8,601)	$ (12,847)